Business Combination For Additional Details on the Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination For Additional Details on the Acquired Intangible Assets [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill by Reporting Segments

The changes in the carrying amount of goodwill for the year ended December 31, 2025 by reporting segment are as follows:

	As of
	December 31, 2024	December 31, 2025
Goodwill	$—	$1,955,683
Customer relationships	—	2,414,357
Total goodwill and intangible assets, net	$—	$4,370,040